Schedule of Change in Unrealized net Capital Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 54,702	$ (239,384)	$ 116,070
Amounts recognized for:
Insurance reserves	(11,943)	212,845	(88,985)
DAC and DSI	(4,984)	7,315	1,058
Amounts recognized	(16,927)	220,160	(87,927)
Deferred income taxes	(13,221)	6,728	(9,850)
Increase (decrease) in unrealized net capital gains and losses, after-tax	24,554	(12,496)	18,293
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(3)	(58)
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(3)	1	1
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	41,965	(235,454)	154,469
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 12,743	$ (3,873)	$ (38,400)